Basis of preparation and significant accounting policies - Reconciliation shareholders' equity under IFRS-EU and IFRS-IASB (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation shareholder equity eu ifrs and iasb ifrs [abstract]
In accordance with IFRS-EU (attributable to the shareholders of the parent)	€ 51,240	€ 49,909	€ 53,919
Adjustment of the EU IAS 39 carve-out	4,902	9,357	(2,490)
Tax effect of the adjustment	(1,457)	(2,765)	637
Effect of adjustment after tax	3,444	6,592	(1,853)
In accordance with IFRS-IASB Shareholders’ equity	€ 54,684	€ 56,500	€ 52,066